Offerings - Offering: 1	Sep. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	5,300,000
Proposed Maximum Offering Price per Unit	0.33
Maximum Aggregate Offering Price	$ 1,749,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 267.77
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), includes any additional shares of common stock, par value $0.0001 per share (the "Common Stock"), of Datavault AI Inc. (the "Registrant") that may from time to time be offered or issued to prevent dilution from any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Capital Market on September 15, 2025, which date is a date within five business days of the filing of the registration statement filed by the Registrant for the registration of the securities listed in the table above (the "Registration Statement"). Represents 5,300,000 shares of Common Stock issued pursuant to that certain asset purchase agreement (the "Purchase Agreement") between the Company and the other signatory to the Purchase Agreement, dated as of December 19, 2024, as amended by that certain amendment to the asset purchase agreement, dated as of December 30, 2024, and as further amended by that certain second amendment to the asset purchase agreement, dated as of February 25, 2025, and as further amended by that certain third amendment to the asset purchase agreement, dated March 31, 2025, and as further amended by that certain fourth amendment to the asset purchase agreement, dated May 14, 2025.